Investments and Derivative Instruments (Fixed Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Amortized Cost
One year or less, amortized cost	$ 1,689
Over one year through five years, amortized cost	14,664
Over five years through ten years, amortized cost	15,542
Over ten years, amortized cost	28,398
Subtotal, amortized cost	60,293
Mortgage-backed and asset-backed securities, amortized cost	19,454
Total fixed maturities, AFS, amortized cost	79,747	[1]
Available-for-sale Securities, Fair Value
One year or less, fair value	1,710
Over one year through five years, fair value	15,556
Over five years through ten years, fair value	17,038
Over ten years, fair value	32,014
Subtotal, fair value	66,318
Mortgage-backed and asset-backed securities, fair value	19,604
Total fixed maturities, AFS, fair value	$ 85,922	[1]	$ 81,809

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.